INTEREST AND ACCRETION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
INTEREST AND ACCRETION EXPENSE
Schedule of components of interest and accretion expense

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Interest expense
Amended Credit Facility (note 15)	$13,767	$4,840
Convertible notes (note 15)	7,545	—
Interest expense on lease liabilities (note 17)	529	160
Other	708	898
Interest expense	22,549	5,898

Accretion expense
Accretion of site closure provisions (note 18)	3,066	504
Deferred revenue (note 16)	24,947	489
Convertible notes (note 15)	4,591	—
Credit Facility inception costs (note 15)	330	—
Accretion expense	32,934	993

Interest and accretion expense	$55,483	$6,891